CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net revenue
Product	$ 2,231	$ 1,205	$ 4,297	$ 3,612	$ 4,604	$ 2,400	$ 2,280
Royalty and other	222	368	752	1,045	1,420	1,990	3,100
Total net revenue	2,453	1,573	5,049	4,657	6,024	4,390	5,380
Cost of net revenue	1,256	658	2,590	2,484	3,075	2,474	2,318
Gross profit	1,197	915	2,459	2,173	2,949	1,916	3,062
Operating expenses
Research and development	1,436	3,927	7,234	14,043	18,086	27,108	29,261
Selling, general and administrative	1,244	1,450	3,659	4,543	5,693	6,299	6,519
Impairment of goodwill					9,858
Restructuring charges	50		1,052	676	676
Total operating expenses	2,730	5,377	11,945	19,262	34,313	33,407	35,780
Loss from operations	(1,533)	(4,462)	(9,486)	(17,089)	(31,364)	(31,491)	(32,718)
Interest expense	238	217	685	464	687
Other income, net	32	(2)	45	43	48	94	143
Loss before income taxes					(32,003)	(31,397)	(32,575)
Income tax provision	4	20	16	60	45	86	107
Net loss	(1,743)	(4,701)	(10,142)	(17,570)	32,000	31,500	(32,682)
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on available-for-sale securities					16	(6)	(23)
Comprehensive loss	$ (1,743)	$ (4,702)	$ (10,142)	$ (17,555)	$ (32,032)	$ (31,489)	$ (32,705)
Net loss per share
Basic and diluted (in dollars per share)	$ (0.22)	$ (0.71)	$ (1.43)	$ (2.66)	$ (4.86)	$ (5.04)	$ (6.60)
Shares used in computing net loss per share
Basic and diluted (in shares)	7,938	6,609	7,092	6,592	6,601	6,249	4,952